Schedule of Investments
September 30, 2020
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.00%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–9.23%
Invesco Fundamental Alternatives Fund, Class R6(b)	2.51%	$32,163,622	$20,961,340	$(392,452)	$180,208	$(1,276)	$—	1,917,776	$52,911,442
Invesco Global Real Estate Income Fund, Class R6	1.71%	—	38,605,973	(946,816)	(1,393,791)	(136,509)	389,783	4,602,402	36,128,857
Invesco Macro Allocation Strategy Fund, Class R6	2.48%	—	53,060,175	(831,382)	(18,027)	5,722	—	6,260,970	52,216,488
Invesco Master Event-Linked Bond Fund, Class R6(b)	2.53%	55,314,313	2,520,460	(5,147,995)	705,569	83,535	2,520,460	3,284,436	53,475,882
Invesco SteelPath MLP Select 40 Fund, Class R6(b)	—	26,531,391	1,594,072	(19,614,176)	3,001,839	(11,513,128)	(718,739)	—	—
Total Alternative Funds		114,009,326	116,742,020	(26,932,821)	2,475,798	(11,561,656)	2,191,504		194,732,669
Asset Allocation Funds–0.00%
Invesco Balanced Risk Allocation Fund, Class R6	—	—	28,935,930	(30,509,544)	—	1,573,614	8	—	—
Domestic Equity Funds–39.03%
Invesco All Cap Market Neutral Fund, Class R6(c)	—	—	18,491,836	(13,413,732)	—	(5,078,104)	—	—	—
Invesco American Franchise Fund, Class R6	—	—	8,163,885	(32,896,617)	—	24,732,732	20	—	—
Invesco Comstock Fund, Class R6	—	—	29,888,220	(34,664,438)	—	4,776,218	207,190	—	—
Invesco Comstock Select Fund, Class R6	—	165,225,581	1,177,325	(136,797,132)	(46,386,071)	16,780,297	1,177,325	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	7.15%	45,124,049	106,159,958	(7,528,603)	6,562,244	585,229	—	4,893,090	150,902,877
Invesco Diversified Dividend Fund, Class R6	—	—	29,934,432	(47,090,176)	—	17,155,744	345,666	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	—	48,423,572	(61,303,756)	—	12,880,184	11	—	—
Invesco Long/Short Equity Fund, Class R6(c)	—	—	17,459,418	(11,092,814)	—	(6,366,604)	—	—	—
Invesco Main Street Small Cap Fund, Class R6(b)	8.43%	58,951,677	125,155,384	(2,588,722)	(3,647,157)	42,388	—	11,916,515	177,913,571
Invesco Russell 1000 Dynamic Multifactor ETF	5.34%	165,162,130	—	(39,821,564)	(16,869,381)	4,142,392	1,715,267	3,642,095	112,613,577
Invesco S&P 500® Low Volatility ETF	5.03%	—	105,862,239	(539,852)	882,505	2,952	352,171	1,980,012	106,207,844
Invesco S&P 500® Pure Growth ETF	5.04%	—	95,793,585	(2,017,376)	12,557,279	54,441	178,695	751,115	106,387,929
Invesco S&P MidCap Low Volatility ETF	—	—	10,621,496	(13,440,156)	—	2,818,660	88,165	—	—
Invesco S&P SmallCap Low Volatility ETF	8.04%	—	182,083,081	(966,399)	(11,095,137)	(279,573)	1,018,511	5,112,710	169,741,972
Invesco Small Cap Equity Fund, Class R6	—	—	11,642,130	(15,254,274)	—	3,612,144	3	—	—
Invesco Small Cap Value Fund, Class R6(c)	—	—	8,218,327	(7,565,427)	—	(652,900)	4	—	—
Total Domestic Equity Funds		434,463,437	799,074,888	(426,981,038)	(57,995,718)	75,206,200	5,083,028		823,767,770
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.00%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Fixed Income Funds–32.89%
Invesco Core Bond Fund, Class R6(b)	—	$187,004,350	$9,642,459	$(199,934,044)	$(8,933,742)	$19,545,249	$61,952	—	$—
Invesco Core Plus Bond Fund, Class R6	14.34%	—	301,780,730	(5,000,000)	5,902,398	(43,141)	2,063,323	26,157,302	302,639,987
Invesco Emerging Markets Local Debt Fund, Class R6	—	—	10,877,619	(10,457,108)	—	(420,511)	68,007	—	—
Invesco Emerging Markets Sovereign Debt ETF	—	—	10,158,552	(10,272,497)	—	113,945	120,544	—	—
Invesco Floating Rate ESG Fund, Class R6(d)	—	—	22,725,053	(21,333,267)	—	(1,391,786)	212,220	—	—
Invesco High Yield Fund, Class R6	—	—	20,671,824	(22,384,961)	—	1,713,137	355,941	—	—
Invesco Income Fund, Class R6	3.05%	—	61,742,679	(1,081,963)	3,702,872	12,547	768,447	8,537,949	64,376,135
Invesco International Bond Fund, Class R6(b)	3.48%	130,802,159	3,225,231	(57,375,192)	(3,726,430)	527,764	2,232,237	13,602,506	73,453,536
Invesco Master Loan Fund, Class R6(b)	2.02%	61,083,231	1,987,314	(12,627,580)	(6,990,736)	(771,230)	1,987,314	2,842,198	42,680,999
Invesco Oppenheimer Limited-Term Government Fund, Class R6	—	74,283,585	641,068	(76,620,910)	2,171,517	(475,260)	779,873	—	—
Invesco Oppenheimer Master Inflation Protected Securities Fund, Class R6	—	32,986,038	169,581	(34,604,438)	(5,866,790)	7,315,609	188,649	—	—
Invesco Quality Income Fund, Class R5	—	—	20,061,208	(20,150,177)	—	88,969	195,544	—	—
Invesco Quality Income Fund, Class R6	—	—	501,704	(904,568)	—	402,864	519,739	—	—
Invesco Short Duration Inflation Protected Fund, Class R6	—	—	19,746,233	(20,203,425)	—	457,192	49,479	—	—
Invesco Short Term Bond Fund, Class R6	—	—	20,320,956	(20,686,037)	—	365,081	129,545	—	—
Invesco Taxable Municipal Bond ETF	6.48%	—	136,075,178	(1,001,329)	1,679,603	(2,477)	701,442	4,100,479	136,750,975
Invesco Variable Rate Investment Grade ETF	3.52%	—	74,856,241	(803,283)	359,417	4,181	107,108	2,994,630	74,416,555
Total Fixed Income Funds		486,159,363	715,183,630	(515,440,779)	(11,701,891)	27,442,133	10,541,364		694,318,187
Foreign Equity Funds–18.43%
Invesco Emerging Markets All Cap Fund, Class R6	1.48%	—	30,465,397	(908,077)	1,611,822	7,524	—	818,930	31,176,666
Invesco Developing Markets Fund, Class R6(b)	1.72%	83,322,488	—	(45,928,909)	(8,115,122)	7,088,126	—	806,891	36,366,583
Invesco Emerging Markets Innovators Fund, Class R6(b)	—	26,102,901	—	(26,645,573)	(4,632,735)	5,175,407	9	—	—
Invesco Global Fund, Class R6(b)	7.51%	148,431,689	16,374,272	(19,549,711)	12,158,894	1,123,465	—	1,510,467	158,538,609
Invesco Global Infrastructure Fund, Class R6	0.72%	—	25,001,509	(9,939,590)	(29,253)	292,485	182,361	1,464,986	15,265,151
Invesco International Equity Fund, Class R6(b)	—	81,373,862	—	(82,558,578)	(25,100,194)	26,284,910	10	—	—
Invesco International Growth Fund, Class R6	—	—	25,707,124	(35,335,121)	—	9,627,997	26	—	—
Invesco International Select Equity Fund, Class R6	2.00%	—	36,813,706	(3,872,852)	8,935,328	240,251	—	3,112,819	42,116,433
Invesco International Small-Mid Company Fund, Class R6(b)	2.05%	49,638,797	—	(10,881,539)	3,195,154	1,307,244	—	820,399	43,259,656
Invesco Low Volatility Emerging Markets Fund, Class R6	—	—	6,084,208	(5,176,357)	—	(907,851)	32,087	—	—
Invesco Oppenheimer Global Infrastructure Fund, Class R6	—	30,530,881	—	(24,819,147)	(3,951,952)	(1,759,782)	—	—	—
Invesco Oppenheimer International Growth Fund, Class R6	—	83,473,002	—	(86,441,032)	(39,634,171)	42,602,201	24	—	—
Invesco RAFI™ Strategic Developed ex-US ETF	0.97%	—	38,101,529	(15,977,576)	(200,623)	(1,405,183)	332,836	913,314	20,518,147
Invesco S&P International Developed Low Volatility ETF	1.98%	—	42,948,402	(1,309,987)	191,453	23,351	297,561	1,470,598	41,853,219
Total Foreign Equity Funds		502,873,620	221,496,147	(369,344,049)	(55,571,399)	89,700,145	844,914		389,094,464
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.00%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Real Estate Funds–0.00%
Invesco Oppenheimer Real Estate Fund, Class Y	—	$34,546,135	$765,600	$(28,349,115)	$(10,686,421)	$3,723,801	$765,600	—	$—
Invesco Real Estate Fund, Class R6	—	—	26,135,877	(27,283,734)	—	1,147,857	111,467	—	—
Total Real Estate Funds		34,546,135	26,901,477	(55,632,849)	(10,686,421)	4,871,658	877,067		—
Money Market Funds–0.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)	0.14%	6,007,491	78,990,959	(81,906,477)	—	—	11,772	3,091,973	3,091,973
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)	0.11%	—	45,718,910	(43,385,877)	28	3,297	6,071	2,335,191	2,336,358
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)	0.17%	—	69,969,668	(66,435,984)	—	—	1,406	3,533,684	3,533,684
Total Money Market Funds		6,007,491	194,679,537	(191,728,338)	28	3,297	19,249		8,962,015
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,997,975,990)	100.00%	$1,578,059,372	$2,103,013,629	$(1,616,569,418)	$(133,479,603)	$187,235,391(f)	$19,557,134		$2,110,875,105
OTHER ASSETS LESS LIABILITIES	0.00%								2,532
NET ASSETS	100.00%								$2,110,877,637
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(d)	Effective August 21, 2020, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Bond Fund	$7,324,272

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	December-2020	$7,542,000	$(45,654)	$(45,654)
EURO STOXX 600 Index	23	December-2020	485,529	(13,459)	(13,459)
MSCI Emerging Market Index	6	December-2020	326,550	(7,662)	(7,662)
Nikkei 225 Index	1	December-2020	219,884	1,630	1,630
S&P/ASX 200 Index	1	December-2020	103,892	(2,204)	(2,204)
S&P/TSX 60 Index	1	December-2020	144,418	(1,622)	(1,622)
Subtotal				(68,971)	(68,971)
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Open Futures Contracts—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	69	December-2020	$7,866,689	$(5,840)	$(5,840)
Euro-BTP	83	December-2020	14,361,501	154,571	154,571
Euro-BUND	49	December-2020	10,026,181	23,473	23,473
Euro-OAT	92	December-2020	18,180,710	84,091	84,091
Japanese Bonds, 10 yr.	45	December-2020	64,902,574	110,759	110,759
Long Gilt	111	December-2020	19,494,867	71,435	71,435
Subtotal				438,489	438,489
Total Futures Contracts				$369,518	$369,518
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,101,913,090	$—	$—	$2,101,913,090
Money Market Funds	8,962,015	—	—	8,962,015
Total Investments in Securities	2,110,875,105	—	—	2,110,875,105
Other Investments - Assets*
Futures Contracts	445,959	—	—	445,959
Other Investments - Liabilities*
Futures Contracts	(76,441)	—	—	(76,441)
Total Other Investments	369,518	—	—	369,518
Total Investments	$2,111,244,623	$—	$—	$2,111,244,623

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: Moderate Investor Fund